Details of Significant Accounts - Summary of Provisions Decommissioning Liabilities (Details) - 12 months ended Dec. 31, 2019 - Provision for Decommissioning Restoration and Rehabilitation Costs
$ in Thousands, $ in Thousands
	USD ($)	TWD ($)
Disclosure Of Other Provisions [Line Items]
Beginning balance		$ 6,922
Unused amount reversed		(490)
Ending balance	$ 215	$ 6,432